Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Receivables [Abstract]
Deposits	€ 1,375	€ 1,463
Income tax receivables	778	1,473
VAT receivables	5,276	2,797
Other receivables	903	339
Total other receivables	8,332	6,072
OtherNoncurrentReceivables	1,375	1,463
Current assets	6,957	4,609
Total other receivables	€ 8,332	€ 6,072